Note 13 - Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Subordinated Borrowings Disclosure [Text Block]
NOTE 13 – SUBORDINATED DEBENTURES

On October 18, 2004, a trust formed by us issued $10,310,000 of 90 day LIBOR plus 1.99% variable rate trust preferred securities as part of a pooled offering of such securities. We issued subordinated debentures to the trust in exchange for the proceeds of the offering; the debentures represent the sole assets of the trust. We may redeem the subordinated debentures, in whole or in part, any time on or after October 18, 2009 at 100% of the principal amount of the securities. The debentures are required to be paid in full on October 18, 2034.

On January 20, 2006, a trust formed by us issued $10,310,000 of trust preferred securities as part of a pooled offering of such securities. The securities carried an interest rate of 6.049% for five years, and then converted to a variable rate of 90 day LIBOR plus 1.27% in 2011, for the remainder of their term. We issued subordinated debentures to the trust in exchange for the proceeds of the offering; the debentures represent the sole assets of the trust. We may redeem the subordinated debentures, in whole or in part, any time on or after April 7, 2011 at 100% of the principal amount of the securities. The debentures are required to be paid in full on April 7, 2036.

On July 30, 2007, two trusts, formed by us, issued $15,464,000 of trust preferred securities as part of a pooled offering of such securities. One of the trusts issued $7,732,000 of variable rate securities at 90 day LIBOR plus 1.35% (6.71% on the date of issuance). The other trust issued $7,732,000 of fixed rate securities that carried an interest rate of 6.566% for five years, and then converted to a variable rate of 90 day LIBOR plus 1.35% in 2012 for the remainder of their term. Firstbank then issued subordinated debentures to the trust in exchange for the proceeds of the offering; the debentures represent the sole assets of each of the trusts. We may redeem the subordinated debentures, in whole or in part, any time on or after July 30, 2012 at 100% of the principal amount of the securities. The debentures are required to be paid in full on July 30, 2037.

The trusts are not consolidated with the Company’s financial statements, but rather the subordinated debentures are shown as a liability. Our investment in the stock of the trust was $1,084,000 and is included in equity securities available for sale. These investments are restricted from sale and are carried at historical cost, which approximates fair value.